Employee Benefit Plans and Share-Based and Other Compensation Plans (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended		8 Months Ended	0 Months Ended	1 Months Ended
	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Apr. 01, 2012	Jun. 30, 2014
Predecessor
Pensions Plans
Pension plan and 401(k) plan expenses	$ 4.8	$ 9.5	$ 4.9
ILFC 401(k) plan
Voluntary savings plan
Defined Contribution Plan Requisite Service Period to Receive an Additional Contribution				1 year
Retirement plan | AIG
Pensions Plans
Projected benefit obligations in excess of plan assets		858
Pay credits, percentage of annual eligible compensation					6.00%
Retirement plan | AIG | Maximum
Pensions Plans
Service period of participants for calculating pay credits					44 years
AIG | AIG Retirement Plan | Predecessor
Pensions Plans
Requisite service period for receiving benefits under the plan	1 year
AIG | AIG Non-qualified Retirement Plan | AerCap
Pensions Plans
Amount paid for the liability associated with employees or former employees who were fully vested immediately prior to the AerCap Transaction						$ 19.8